Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000241066 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA Municipal Bond Fund
Class Name	Invesco SMA Municipal Bond Fund
Trading Symbol	SMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA Municipal Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, the Fund returned 2.07%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, an underweight exposure to and security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s performance relative to its Benchmark. An underweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Florida contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among bonds in the airport sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An underweight exposure and security selection among AAA and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in South Carolina slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (2/21/23)
Invesco SMA Municipal Bond Fund	2.07%	4.33%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	4.38%
S&P Municipal Bond High Yield Index	-0.84%	4.87%
S&P Municipal Bond Index	0.44%	3.12%

Performance Inception Date	Feb. 21, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 105,877,131
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$105,877,131
Total number of portfolio holdings	111
Total advisory fees paid	$0
Portfolio turnover rate	204%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB, 3.95%, 01/15/2037	1.89%
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates), Series 2019, Ref. IDR, 5.00%, 01/01/2039	1.86%
Hamilton (County of), OH (TriHealth, Inc. Obligated), Series 2021, Ref. VRD RB, 3.95%, 08/15/2051	1.83%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB, 5.00%, 05/01/2032	1.65%
New Hampshire Health and Education Facilities Authority Act, Series 2015, Ref. RB, 5.00%, 07/01/2036	1.65%
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough), Series 2019, RB, 5.00%, 12/15/2029	1.52%
Kentucky (Commonwealth of) Public Energy Authority, Series 2024 A, RB, 5.00%, 07/01/2030	1.50%
New Hampshire (State of) Business Finance Authority (Vista (The)), Series 2019 A, RB, 5.25%, 07/01/2039	1.45%
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB, 5.00%, 06/01/2036	1.45%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB, 5.25%, 08/15/2044	1.44%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB, 3.95%, 01/15/2037	1.89%
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates), Series 2019, Ref. IDR, 5.00%, 01/01/2039	1.86%
Hamilton (County of), OH (TriHealth, Inc. Obligated), Series 2021, Ref. VRD RB, 3.95%, 08/15/2051	1.83%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB, 5.00%, 05/01/2032	1.65%
New Hampshire Health and Education Facilities Authority Act, Series 2015, Ref. RB, 5.00%, 07/01/2036	1.65%
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough), Series 2019, RB, 5.00%, 12/15/2029	1.52%
Kentucky (Commonwealth of) Public Energy Authority, Series 2024 A, RB, 5.00%, 07/01/2030	1.50%
New Hampshire (State of) Business Finance Authority (Vista (The)), Series 2019 A, RB, 5.25%, 07/01/2039	1.45%
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB, 5.00%, 06/01/2036	1.45%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB, 5.25%, 08/15/2044	1.44%

C000084366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class A
Trading Symbol	ACEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class A)	$78	0.75%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 9.16%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class A) —including sales charge	3.18%	9.28%	7.60%
Invesco Equity and Income Fund (Class A) —excluding sales charge	9.16%	10.51%	8.21%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000084368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class C
Trading Symbol	ACERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class C)	$155	1.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 8.33%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class C) —including sales charge	7.33%	9.68%	7.58%
Invesco Equity and Income Fund (Class C) —excluding sales charge	8.33%	9.68%	7.58%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000084371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R
Trading Symbol	ACESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 8.82%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R)	8.82%	10.23%	7.94%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000084369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class Y
Trading Symbol	ACETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class Y)	$52	0.50%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 9.43%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class Y)	9.43%	10.75%	8.48%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000084370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R5
Trading Symbol	ACEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R5)	$49	0.47%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 9.38%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R5)	9.38%	10.82%	8.54%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000084423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	SPIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class Y)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. Because the Fund holds a large proportion of US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 15.51%, which differed from the return of the Index, 15.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class Y)	15.51%	14.41%	14.25%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,902,209,452
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,852,784
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,902,209,452
Total number of portfolio holdings	508
Total advisory fees paid	$3,852,784
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.

C000188891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class R6)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. Because the Fund holds a large proportion of US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 15.62%, which differed from the return of the Index, 15.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class R6)	15.62%	14.50%	14.28%
S&P 500® Index	15.88%	14.74%	14.60%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,902,209,452
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,852,784
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,902,209,452
Total number of portfolio holdings	508
Total advisory fees paid	$3,852,784
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.

C000084420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class A)	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. Because the Fund holds a large proportion of US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.20%, which differed from the return of the Index, 15.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class A) —including sales charge	8.86%	12.83%	13.32%
Invesco S&P 500 Index Fund (Class A) —excluding sales charge	15.20%	14.12%	13.97%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,902,209,452
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,852,784
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,902,209,452
Total number of portfolio holdings	508
Total advisory fees paid	$3,852,784
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.

C000084422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class C)	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. Because the Fund holds a large proportion of US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.36%, which differed from the return of the Index, 15.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services sector.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | UnitedHealth Group Inc., a health care company, and Eli Lilly and Co., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class C) —including sales charge	13.36%	13.30%	13.31%
Invesco S&P 500 Index Fund (Class C) —excluding sales charge	14.36%	13.30%	13.31%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,902,209,452
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,852,784
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$3,902,209,452
Total number of portfolio holdings	508
Total advisory fees paid	$3,852,784
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.56%
Microsoft Corp.	6.71%
Apple, Inc.	6.18%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.85%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class A	2.21%
Alphabet, Inc., Class C	1.78%
Tesla, Inc.	1.67%
Berkshire Hathaway, Inc., Class B	1.64%
* Excluding money market fund holdings, if any.

C000209156 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class A
Trading Symbol	ORSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class A)	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, returned 2.66%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 3.37%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the higher education sector contributed to the Fund’s performance relative to its Benchmark. Security selection among short duration bonds (1.99 years and less specifically) also added to relative performance. On a state level, security selection among bonds domiciled in Iowa and North Carolina slightly contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure among intermediate bonds (6.00 - 14.99 years duration specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in New Hampshire slightly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class A)	2.66%	1.56%	1.82%
S&P Municipal Bond Short Index	3.37%	1.51%	1.62%
S&P Municipal Bond Index	0.44%	0.65%	2.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,570,646,858
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 6,040,321
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,570,646,858
Total number of portfolio holdings	618
Total advisory fees paid	$6,040,321
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%

C000209154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class Y
Trading Symbol	ORSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class Y)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund, returned 2.92%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 3.37%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the higher education sector contributed to the Fund’s performance relative to its Benchmark. Security selection among short duration bonds (1.99 years and less specifically) also added to relative performance. On a state level, security selection among bonds domiciled in Iowa and North Carolina slightly contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure among intermediate bonds (6.00 - 14.99 years duration specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in New Hampshire slightly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class Y)	2.92%	1.82%	2.07%
S&P Municipal Bond Short Index	3.37%	1.51%	1.62%
S&P Municipal Bond Index	0.44%	0.65%	2.28%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,570,646,858
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 6,040,321
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,570,646,858
Total number of portfolio holdings	618
Total advisory fees paid	$6,040,321
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%

C000209155 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class R6
Trading Symbol	STMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class R6)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund, returned 2.73%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 3.37%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the higher education sector contributed to the Fund’s performance relative to its Benchmark. Security selection among short duration bonds (1.99 years and less specifically) also added to relative performance. On a state level, security selection among bonds domiciled in Iowa and North Carolina slightly contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure among intermediate bonds (6.00 - 14.99 years duration specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in New Hampshire slightly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class R6)	2.73%	1.90%	2.05%
S&P Municipal Bond Short Index	3.37%	1.51%	1.62%
S&P Municipal Bond Index	0.44%	0.65%	2.28%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,570,646,858
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 6,040,321
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,570,646,858
Total number of portfolio holdings	618
Total advisory fees paid	$6,040,321
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	1.32%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.28%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.27%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.22%
New York (City of), NY, Series 2012, VRD GO Bonds, 2.30%, 04/01/2042	0.82%
Bristol Warren Regional School District, Series 2025, GO Notes, 5.00%, 06/04/2026	0.80%
New York (State of), NY Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.80%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.78%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 2.67%, 05/01/2031	0.73%
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB, 4.00%, 06/15/2049	0.73%

C000209179 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R6
Trading Symbol	ODIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R6)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 11.79%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R6)	11.79%	8.48%	12.58%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209175 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R5
Trading Symbol	DIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R5)	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 11.72%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R5)	11.72%	8.42%	12.37%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209177 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class Y
Trading Symbol	ODIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class Y)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 11.64%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class Y)	11.64%	8.34%	12.40%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209176 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class A
Trading Symbol	OPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class A)	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.38%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class A) —including sales charge	5.26%	6.86%	11.50%
Invesco Discovery Fund (Class A) —excluding sales charge	11.38%	8.08%	12.14%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209180 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class C
Trading Symbol	ODICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class C)	$188	1.79%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.53%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class C) —including sales charge	9.56%	7.26%	11.46%
Invesco Discovery Fund (Class C) —excluding sales charge	10.53%	7.26%	11.46%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209178 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R
Trading Symbol	ODINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R)	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US small-cap growth equity markets were volatile but rebounded to end the fiscal year with solid gains.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 11.09%. For the same time period, the Russell 2000® Growth Index (the "Benchmark") returned 10.48%. The Fund outperformed its Benchmark mainly as a result of stock selection in the health care, information technology, and materials sectors. Weaker stock selection in the consumer staples and consumer discretionary sectors partially offset these results.
What contributed to performance?
Celestica, Inc. | Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment, especially from its largest customer, Google (not a fund holding).
Duolingo, Inc. | Duolingo is a language-learning website and mobile application. We believe a shift in product mix to its most premium product, Max, should provide a tailwind for ARPU (average revenue per user) in 2025. In our view, the intersection of gaming, education and subscription makes Duolingo a durable investment in this period of policy and economic uncertainty.
What detracted from performance?
TransMedics Group, Inc | TransMedics creates devices and systems to improve organ transplants. The stock declined as management reported revenue and earnings that reflected reduced transport volumes due to competitive pressures and some of its transportation capacity being out of service. The Fund exited its position during the fiscal year.
Sweetgreen, Inc | Sweetgreen is a leader in the fast casual category of made-to-order salads, bowls and protein plates. Comparable store sales have slowed year-to-date versus 2024 due to difficult weather in the first quarter as well as menu changes by which the company pivoted toward proteins and moved away from its traditional seasonal offerings, which appeared to be a favorite among loyal customers. The Fund exited its position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R)	11.09%	7.80%	11.84%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,288,859,970
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 28,812,728
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$5,288,859,970
Total number of portfolio holdings	103
Total advisory fees paid	$28,812,728
Portfolio turnover rate	87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StepStone Group, Inc., Class A	2.23%
Encompass Health Corp.	2.14%
Carpenter Technology Corp.	2.05%
Curtiss-Wright Corp.	1.84%
SPX Technologies, Inc.	1.72%
Sterling Infrastructure, Inc.	1.71%
Ollie's Bargain Outlet Holdings, Inc.	1.71%
MACOM Technology Solutions Holdings, Inc.	1.69%
Crane Co.	1.67%
Evercore, Inc., Class A	1.67%
* Excluding money market fund holdings, if any.

C000209157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	OOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R6)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 6.74%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R6)	6.74%	7.72%	4.41%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class R6 shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class R6 shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R5
Trading Symbol	SFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R5)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 6.56%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R5)	6.56%	7.66%	4.24%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class R5 shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class R5 shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209159 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class Y
Trading Symbol	OOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class Y)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 6.65%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class Y)	6.65%	7.63%	4.31%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class Y shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class Y shares changed from 0.77% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209160 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R
Trading Symbol	OOSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R)	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 6.12%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R)	6.12%	7.06%	3.78%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class R shares changed from 1.27% to 1.28% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class R shares changed from 1.27% to 1.28% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209161 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	OOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class A)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 6.22%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class A) —including sales charge	2.98%	6.66%	3.70%
Invesco Senior Floating Rate Fund (Class A) —excluding sales charge	6.22%	7.36%	4.04%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class A shares changed from 1.02% to 1.03% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class A shares changed from 1.02% to 1.03% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209162 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	OOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class C)	$192	1.87%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 5.59%. During the same period, the JP Morgan Leveraged Loan Index returned 7.34%.
What contributed to relative performance?
• On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, energy and cable and satellite sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., My Alarm Center LLC and McDermott International Ltd. were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the B ratings category were the largest detractors, while on an industry basis, the food and beverages, health care and industrials sectors were the largest detractors.
• On an individual issuer basis, City Brewing Co. LLC, Ascend Performance Materials Operations LLC and Robertshaw US Holding Corp. (no longer held at fiscal-year end) were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class C) —including sales charge	4.46%	6.53%	3.41%
Invesco Senior Floating Rate Fund (Class C) —excluding sales charge	5.59%	6.53%	3.41%
JP Morgan Leveraged Loan Index	7.34%	7.26%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,890,039,533
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 17,680,594
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,890,039,533
Total number of portfolio holdings	592
Total advisory fees paid	$17,680,594
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.5%
BB+	2.2%
BB	4.7%
BB-	9.8%
B+	12.3%
B	26.4%
B-	17.8%
CCC+	5.6%
CCC	2.8%
CCC-	0.9%
CC	0.6%
C	0.1%
D	2.0%
Non-Rated	6.7%
Equity	7.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.82%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.87%
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	0.87%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.72%
Monitronics International, Inc.	0.72%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.58%, 04/20/2028	0.69%
Numericable-SFR S.A., Term Loan B-12, 10.19%, 01/31/2026	0.68%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.68%
Deerfield Dakota Holding Corp., First Lien Term Loan, 8.05%, 04/09/2027	0.61%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2025, the expense limitation for Class C shares changed from 1.77% to 1.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the expense limitation for Class C shares changed from 1.77% to 1.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021879 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class A
Trading Symbol	SCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class A)	$116	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 13.93%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class A) —including sales charge	7.65%	9.41%	6.77%
Invesco Income Advantage U.S. Fund (Class A) —excluding sales charge	13.93%	10.66%	7.38%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000021881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class C
Trading Symbol	SCCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class C)	$195	1.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.83%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 13.12%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class C) —including sales charge	12.12%	9.84%	6.73%
Invesco Income Advantage U.S. Fund (Class C) —excluding sales charge	13.12%	9.84%	6.73%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000021882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R
Trading Symbol	SCRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R)	$142	1.33%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund, returned 13.69%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R)	13.69%	10.38%	7.12%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000071346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class Y
Trading Symbol	SCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class Y)	$89	0.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund, returned 14.18%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class Y)	14.18%	10.92%	7.64%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000057286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Investor Class
Trading Symbol	SCNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Investor Class)	$116	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Investor Class shares of the Fund, returned 14.00%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Investor Class)	14.00%	10.66%	7.39%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000021883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R5
Trading Symbol	SCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R5)	$87	0.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund, returned 14.35%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R5)	14.35%	11.02%	7.78%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000188888 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R6
Trading Symbol	SLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R6)	$79	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, US large-cap equities benefited from investment themes centered on artificial intelligence innovation, easing monetary policy from the Federal Reserve, and resilient economic growth that supported strong corporate earnings.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund, returned 14.39%. For the same time period, the S&P 500® Index (the "Benchmark") returned 15.88%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth over the prior 12 months and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs) helped mitigate heightened market volatility, particularly in early 2025 amid uncertainty surrounding US trade policies ahead of President Trump's April "Liberation Day" tariff announcement. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs increased the Fund's yield during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R6)	14.39%	11.03%	7.72%
S&P 500® Index	15.88%	14.74%	14.60%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 199,061,167
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 1,102,361
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$199,061,167
Total number of portfolio holdings	368
Total advisory fees paid	$1,102,361
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.44%
Microsoft Corp.	5.10%
Apple, Inc.	4.76%
Alphabet, Inc., Class A	3.25%
Amazon.com, Inc.	3.03%
Meta Platforms, Inc., Class A	2.30%
Broadcom, Inc.	1.89%
Berkshire Hathaway, Inc., Class B	1.40%
Tesla, Inc.	1.29%
JPMorgan Chase & Co.	1.24%
* Excluding money market fund holdings, if any.

C000120775 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R6
Trading Symbol	AFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R6)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
•  For the fiscal year ended August 31, 2025, Class R6 shares of the Fund, returned 6.67%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
•  On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R6)	6.67%	6.47%	4.87%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000032268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R5
Trading Symbol	AFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R5)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund, returned 6.61%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
•  On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R5)	6.61%	6.41%	4.81%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000071348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class Y
Trading Symbol	AFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class Y)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund, returned 6.59%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
•  On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class Y)	6.59%	6.42%	4.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000032267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R
Trading Symbol	AFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R)	$143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
•   For the fiscal year ended August 31, 2025, Class R shares of the Fund, returned 6.07%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
•  On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R)	6.07%	5.89%	4.29%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000032264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class A
Trading Symbol	AFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class A)	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 6.33%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
• On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class A) —including sales charge	3.56%	5.61%	4.27%
Invesco Floating Rate ESG Fund (Class A) —excluding sales charge	6.33%	6.16%	4.53%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000032266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class C
Trading Symbol	AFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class C)	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, senior loans benefited from a continuation of the historically elevated base rates, along with a continued relatively low default environment. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
•  For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 5.79%. During the same period, the S&P UBS Leveraged Loan Index returned 7.36%.
What contributed to relative performance?
•  On a credit rating basis, Non-Rated (NR) issues (those issues that do not have a rating for a number of reasons) were the largest contributor, while on an industry basis, the service, transportation and consumer durables sectors were the largest contributors.
•  On an individual issuer basis, Monitronics International, Inc., Vue International Bidco plc and My Alarm Center LLC were the largest contributors.
What detracted from relative performance?
• On a credit rating basis, individual credit selections within the BB ratings category were the largest detractors, while on an industry basis, the healthcare, manufacturing and forest products/containers sectors were the largest detractors.
• On an individual issuer basis, Ascend Performance Materials Operations LLC, Robertshaw US Holding Corp. (not held at fiscal year-end) and NewLife Forest Restoration, LLC were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class C) —including sales charge	4.65%	5.62%	4.12%
Invesco Floating Rate ESG Fund (Class C) —excluding sales charge	5.79%	5.62%	4.12%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,348,403,818
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 15,009,555
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$2,348,403,818
Total number of portfolio holdings	569
Total advisory fees paid	$15,009,555
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.6%
BB+	2.1%
BB	4.8%
BB-	9.9%
B+	13.9%
B	26.8%
B-	17.7%
CCC+	5.0%
CCC	3.3%
CCC-	0.8%
CC	0.3%
C	0.1%
D	1.5%
Non-Rated	8.0%
Equity	5.2%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 8.58%, 03/04/2028	1.06%
My Alarm Center LLC, Class A	0.95%
Monitronics International, Inc., DIP Term Loan A, 12.06%, 06/30/2028	0.95%
V Global Holdings LLC, Term Loan, 10.14%, 12/22/2027	0.90%
Monitronics International, Inc.	0.81%
Trinseo Materials Operating S.C.A., Term Loan B, 12.82%, 05/03/2028	0.72%
First Student Bidco Inc., Term Loan B, 6.71%, 08/21/2030	0.68%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.68%
Crown Finance US, Inc., First Lien Term Loan, 8.85%, 12/02/2031	0.68%
Cengage Learning, Inc., Term Loan B, 7.82%, 03/22/2031	0.67%
* Excluding money market fund holdings, if any.

C000120778 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R6
Trading Symbol	IEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R6)	$42	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 9.46%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund performed fairly consistent with the Benchmark for the period. From an equity perspective, drivers of relative Fund performance were mainly stock specific. Strong stock selection in the information technology sector was the largest contributor to relative performance for the period. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in the industrials sector was the largest detractor from the Fund's relative return. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. We exited the position during the period.
Convertible securities and fixed income instruments | The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Benchmark and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R6)	9.46%	10.90%	8.63%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Bloomberg U.S. Government/Credit Index	3.00%	-0.83%	1.95%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 12,611,566,863
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 43,173,566
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$12,611,566,863
Total number of portfolio holdings	385
Total advisory fees paid	$43,173,566
Portfolio turnover rate	136%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.88%, 07/31/2030	2.86%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.49%
Wells Fargo & Co.	2.40%
Bank of America Corp.	2.38%
Amazon.com, Inc.	1.78%
Microsoft Corp.	1.61%
Parker-Hannifin Corp.	1.47%
U.S. Treasury Notes, 4.00%, 07/31/2032	1.45%
Philip Morris International, Inc.	1.41%
Walt Disney Co. (The)	1.36%
* Excluding money market fund holdings, if any.

C000039690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class A
Trading Symbol	ASRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class A)	$126	1.26%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global real estate market was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals during the fiscal year ended August 31, 2025. Tariff announcements and policy shifts under the new US presidential administration added further uncertainty, contributing to market volatility.
• During the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned -0.50%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) (the "Benchmark") returned 1.78%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability. These results were partially offset by stock selection among Data Center REITs and Lodging/Resort REITs as well as an underweight exposure to Residential REITs and to Self Storage REITs.
What contributed to performance?
Data Center REITs | The Fund's allocation to Data Center REITs was one of the top contributors to absolute returns. Data Center demand continues to benefit from artificial intelligence adoption, cloud computing and mobile data usage.
What detracted from performance?
Industrial REITs | The Fund's Industrial REITs exposure was one of the largest detractors from absolute returns. Fund holding Rexford Industrial's regional exposure to Southern California was disproportionately affected by tariffs given regional demand is tied to port activity and international trade. The Fund has exited its position in Rexford. The sector has also been weighed down by elevated operating costs from higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class A) —including sales charge	-5.94%	2.20%	2.74%
Invesco Global Real Estate Income Fund (Class A) —excluding sales charge	-0.50%	3.36%	3.32%
FTSE EPRA/NAREIT Developed Index (Net)	1.78%	4.66%	3.78%
MSCI World IndexSM (Net)	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 414,806,991
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,328,532
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$414,806,991
Total number of portfolio holdings	108
Total advisory fees paid	$3,328,532
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.

C000039692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class C
Trading Symbol	ASRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class C)	$200	2.01%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global real estate market was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals during the fiscal year ended August 31, 2025. Tariff announcements and policy shifts under the new US presidential administration added further uncertainty, contributing to market volatility.
• During the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned -1.15%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) (the "Benchmark") returned 1.78%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability. These results were partially offset by stock selection among Data Center REITs and Lodging/Resort REITs as well as an underweight exposure to Residential REITs and to Self Storage REITs.
What contributed to performance?
Data Center REITs | The Fund's allocation to Data Center REITs was one of the top contributors to absolute returns. Data Center demand continues to benefit from artificial intelligence adoption, cloud computing and mobile data usage.
What detracted from performance?
Industrial REITs | The Fund's Industrial REITs exposure was one of the largest detractors from absolute returns. Fund holding Rexford Industrial's regional exposure to Southern California was disproportionately affected by tariffs given regional demand is tied to port activity and international trade. The Fund has exited its position in Rexford. The sector has also been weighed down by elevated operating costs from higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class C) —including sales charge	-2.11%	2.61%	2.70%
Invesco Global Real Estate Income Fund (Class C) —excluding sales charge	-1.15%	2.61%	2.70%
FTSE EPRA/NAREIT Developed Index (Net)	1.78%	4.66%	3.78%
MSCI World IndexSM (Net)	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 414,806,991
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,328,532
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$414,806,991
Total number of portfolio holdings	108
Total advisory fees paid	$3,328,532
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.

C000071349 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class Y
Trading Symbol	ASRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class Y)	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global real estate market was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals during the fiscal year ended August 31, 2025. Tariff announcements and policy shifts under the new US presidential administration added further uncertainty, contributing to market volatility.
• During the fiscal year ended August 31, 2025, Class Y shares of the Fund, returned -0.15%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) (the "Benchmark") returned 1.78%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability. These results were partially offset by stock selection among Data Center REITs and Lodging/Resort REITs as well as an underweight exposure to Residential REITs and to Self Storage REITs.
What contributed to performance?
Data Center REITs | The Fund's allocation to Data Center REITs was one of the top contributors to absolute returns. Data Center demand continues to benefit from artificial intelligence adoption, cloud computing and mobile data usage.
What detracted from performance?
Industrial REITs | The Fund's Industrial REITs exposure was one of the largest detractors from absolute returns. Fund holding Rexford Industrial's regional exposure to Southern California was disproportionately affected by tariffs given regional demand is tied to port activity and international trade. The Fund has exited its position in Rexford. The sector has also been weighed down by elevated operating costs from higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class Y)	-0.15%	3.65%	3.58%
FTSE EPRA/NAREIT Developed Index (Net)	1.78%	4.66%	3.78%
MSCI World IndexSM (Net)	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 414,806,991
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,328,532
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$414,806,991
Total number of portfolio holdings	108
Total advisory fees paid	$3,328,532
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.

C000084424 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class A
Trading Symbol	VAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class A)	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 20.08%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class A) —including sales charge	13.52%	10.35%	14.54%
Invesco American Franchise Fund (Class A) —excluding sales charge	20.08%	11.61%	15.19%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

C000120779 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R6
Trading Symbol	GIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R6)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 11.53%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R6)	11.53%	15.92%	10.63%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000039693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R5
Trading Symbol	ASRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R5)	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global real estate market was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals during the fiscal year ended August 31, 2025. Tariff announcements and policy shifts under the new US presidential administration added further uncertainty, contributing to market volatility.
• During the fiscal year ended August 31, 2025, Class R5 shares of the Fund, returned -0.10%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) (the "Benchmark") returned 1.78%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability. These results were partially offset by stock selection among Data Center REITs and Lodging/Resort REITs as well as an underweight exposure to Residential REITs and to Self Storage REITs.
What contributed to performance?
Data Center REITs | The Fund's allocation to Data Center REITs was one of the top contributors to absolute returns. Data Center demand continues to benefit from artificial intelligence adoption, cloud computing and mobile data usage.
What detracted from performance?
Industrial REITs | The Fund's Industrial REITs exposure was one of the largest detractors from absolute returns. Fund holding Rexford Industrial's regional exposure to Southern California was disproportionately affected by tariffs given regional demand is tied to port activity and international trade. The Fund has exited its position in Rexford. The sector has also been weighed down by elevated operating costs from higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R5)	-0.10%	3.70%	3.65%
FTSE EPRA/NAREIT Developed Index (Net)	1.78%	4.66%	3.78%
MSCI World IndexSM (Net)	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 414,806,991
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,328,532
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$414,806,991
Total number of portfolio holdings	108
Total advisory fees paid	$3,328,532
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.

C000120776 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R6
Trading Symbol	ASRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R6)	$84	0.84%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global real estate market was shaped by a volatile macro environment, driven by political uncertainty, shifting interest rate expectations, and mixed economic signals during the fiscal year ended August 31, 2025. Tariff announcements and policy shifts under the new US presidential administration added further uncertainty, contributing to market volatility.
• During the fiscal year ended August 31, 2025, Class R6 shares of the Fund, returned -0.14%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) (the "Benchmark") returned 1.78%. The Fund underperformed the Benchmark primarily due to sector allocation during a period of extreme sector return variability. These results were partially offset by stock selection among Data Center REITs and Lodging/Resort REITs as well as an underweight exposure to Residential REITs and to Self Storage REITs.
What contributed to performance?
Data Center REITs | The Fund's allocation to Data Center REITs was one of the top contributors to absolute returns. Data Center demand continues to benefit from artificial intelligence adoption, cloud computing and mobile data usage.
What detracted from performance?
Industrial REITs | The Fund's Industrial REITs exposure was one of the largest detractors from absolute returns. Fund holding Rexford Industrial's regional exposure to Southern California was disproportionately affected by tariffs given regional demand is tied to port activity and international trade. The Fund has exited its position in Rexford. The sector has also been weighed down by elevated operating costs from higher interest rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R6)	-0.14%	3.80%	3.75%
FTSE EPRA/NAREIT Developed Index (Net)	1.78%	4.66%	3.78%
MSCI World IndexSM (Net)	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 414,806,991
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,328,532
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$414,806,991
Total number of portfolio holdings	108
Total advisory fees paid	$3,328,532
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.53%
Prologis, Inc.	5.06%
Digital Realty Trust, Inc.	3.93%
Equinix, Inc.	3.51%
Simon Property Group, Inc.	2.97%
AvalonBay Communities, Inc.	2.82%
Iron Mountain, Inc.	2.79%
Goodman Group	2.69%
First Industrial Realty Trust, Inc.	2.31%
Equity Residential	2.15%
* Excluding money market fund holdings, if any.

C000084376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class A
Trading Symbol	ACGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class A)	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 11.11%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class A) —including sales charge	5.00%	14.20%	9.56%
Invesco Growth and Income Fund (Class A) —excluding sales charge	11.11%	15.50%	10.18%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084378 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class C
Trading Symbol	ACGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class C)	$160	1.52%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.33%. For the same time period, the Russell 1000® Value Index (the "Benchmark”) returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class C) —including sales charge	9.33%	14.66%	9.55%
Invesco Growth and Income Fund (Class C) —excluding sales charge	10.33%	14.66%	9.55%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084381 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R
Trading Symbol	ACGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R)	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 10.85%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R)	10.85%	15.20%	9.91%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084379 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class Y
Trading Symbol	ACGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class Y)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 11.38%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class Y)	11.38%	15.78%	10.46%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000084380 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R5
Trading Symbol	ACGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R5)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. equity indices posted strong returns, even amid uncertainty due to tariff policy and weakening employment and other economic data. Continued enthusiasm for artificial intelligence related investment themes led to concentrated market leadership in the large cap technology space during the period.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 11.46%. For the same time period, the Russell 1000® Value Index (the "Benchmark") returned 9.33%. The Fund outperformed the Benchmark primarily due to strong stock selection in the information technology sector. Stock selection and an underweight exposure in the real estate sector also aided relative performance. Conversely, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in the healthcare sector and an overweight exposure in the energy sector also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. | The bank reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Johnson Controls International PLC | The multinational conglomerate company's stock rose over the past year, driven by strong earnings, solid organic sales growth, and sustained demand for smart building technology and energy-efficient solutions.
Bank of America Corp. | The bank's stock performance was driven by higher net interest income from higher rates, improved profitability, and strong capital returns, supported by resilient consumer and wealth management businesses.
What detracted from performance?
UnitedHealth Group, Inc. | The health insurer reported weaker earnings, driven by unexpectedly high Medicare Advantage utilization and a less favorable member mix that strained margins. The July passage of the “One Big Beautiful Bill Act,” which threatens up to $1 trillion in Medicaid cuts, added further pressure to the stock amid growing regulatory and reimbursement concerns.
Centene Corp. | The healthcare company's stock declined sharply after the company withdrew its 2025 earnings guidance, citing slower growth in the healthcare exchange market and rising medical costs. The Fund exited the position during the period.
Elevance Health, Inc. | The company faced rising medical costs due to increased utilization, particularly among ACA and Medicaid members. At the same time, the company has seen a decline in membership, largely driven by Medicaid redeterminations following the end of pandemic-era eligibility expansions. These pressures have weighed on earnings and contributed to a significant drop in its stock price.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R5)	11.46%	15.84%	10.53%
Russell 1000® Value Index	9.33%	12.97%	10.22%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,177,223,857
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 14,570,383
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$4,177,223,857
Total number of portfolio holdings	94
Total advisory fees paid	$14,570,383
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.64%
Bank of America Corp.	3.54%
Amazon.com, Inc.	2.63%
Microsoft Corp.	2.37%
Parker-Hannifin Corp.	2.19%
Philip Morris International, Inc.	2.13%
Johnson & Johnson	2.06%
Charles Schwab Corp. (The)	2.03%
Walt Disney Co. (The)	2.01%
Citizens Financial Group, Inc.	1.89%
* Excluding money market fund holdings, if any.

C000120781 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R6
Trading Symbol	VAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R6)	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 20.49%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R6)	20.49%	11.98%	15.62%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

C000095845 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R5
Trading Symbol	VAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R5)	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 20.40%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R5)	20.40%	11.90%	15.53%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

C000084426 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class C
Trading Symbol	VAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class C)	$184	1.68%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 19.19%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class C) —including sales charge	18.24%	10.77%	14.50%
Invesco American Franchise Fund (Class C) —excluding sales charge	19.19%	10.77%	14.50%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

C000095844 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R
Trading Symbol	VAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R)	$130	1.18%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 19.83%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R)	19.83%	11.33%	14.90%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

C000076854 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class A
Trading Symbol	ACPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class A)	$75	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 3.32%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class A) —including sales charge	-1.11%	-0.97%	2.00%
Invesco Core Plus Bond Fund (Class A) —excluding sales charge	3.32%	-0.09%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000076856 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class C
Trading Symbol	CPCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class C)	$151	1.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 2.55%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class C) —including sales charge	1.56%	-0.84%	1.83%
Invesco Core Plus Bond Fund (Class C) —excluding sales charge	2.55%	-0.84%	1.83%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000076857 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R
Trading Symbol	CPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R)	$101	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 3.06%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R)	3.06%	-0.34%	2.18%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000076858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	CPBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class Y)	$50	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 3.58%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class Y)	3.58%	0.16%	2.70%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000076859 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	CPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R5)	$50	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 3.57%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R5)	3.57%	0.16%	2.70%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000209173 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R6
Trading Symbol	OPTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R6)	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 18.46%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R6)	18.46%	12.79%	14.51%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000209172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R5
Trading Symbol	CPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R5)	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund returned 18.41%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R5)	18.41%	12.73%	14.27%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000209169 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class A
Trading Symbol	OPTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class A)	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 18.12%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class A) —including sales charge	11.62%	11.18%	13.43%
Invesco Discovery Large Cap Fund (Class A) —excluding sales charge	18.12%	12.45%	14.08%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000209174 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class C
Trading Symbol	OTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class C)	$185	1.70%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 17.21%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class C) —including sales charge	16.21%	11.58%	13.38%
Invesco Discovery Large Cap Fund (Class C) —excluding sales charge	17.21%	11.58%	13.38%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000209170 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R
Trading Symbol	OTCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R)	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 17.79%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R)	17.79%	12.14%	13.77%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000209171 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class Y
Trading Symbol	OTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class Y)	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 18.38%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed its Benchmark mainly as a result of weaker stock selection in the information technology, financials, and consumer discretionary sectors. Strong stock selection in the industrials sector partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom, Inc. | Broadcom continued its AI-driven momentum with strong custom chip sales and VMware integration, delivering record revenue and providing guidance that exceeded expectations.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP-1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with the drug store chain CVS. We believe the market is contending with overall GLP-1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The Fund exited its position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. Anticipated expenses from recent tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class Y)	18.38%	12.70%	14.33%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,042,184,175
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 32,360,586
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,042,184,175
Total number of portfolio holdings	60
Total advisory fees paid	$32,360,586
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.98%
Microsoft Corp.	9.03%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc., Class A	5.99%
Broadcom, Inc.	4.28%
Apple, Inc.	3.71%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.02%
Mastercard, Inc., Class A	2.22%
Boston Scientific Corp.	2.14%
* Excluding money market fund holdings, if any.

C000160735 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ISHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class A)	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 1.10%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue and tobacco Master Settlement Agreement (MSA) sectors contributed to the Fund’s performance relative to its Benchmark. Security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure to and security selection among AAA- and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in Louisiana slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge	-1.38%	1.38%	2.46%
Invesco Short Duration High Yield Municipal Fund (Class A) —excluding sales charge	1.10%	1.89%	2.73%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	1.94%	3.08%
S&P Municipal Bond High Yield Index	-0.84%	2.19%	4.05%
S&P Municipal Bond Index	0.44%	0.65%	2.23%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,344,641,799
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 5,030,858
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,344,641,799
Total number of portfolio holdings	689
Total advisory fees paid	$5,030,858
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%

C000188892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ISHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R6)	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund, returned 1.44%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue and tobacco Master Settlement Agreement (MSA) sectors contributed to the Fund’s performance relative to its Benchmark. Security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure to and security selection among AAA- and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in Louisiana slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class R6)	1.44%	2.20%	2.99%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	1.94%	3.08%
S&P Municipal Bond High Yield Index	-0.84%	2.19%	4.05%
S&P Municipal Bond Index	0.44%	0.65%	2.23%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,344,641,799
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 5,030,858
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,344,641,799
Total number of portfolio holdings	689
Total advisory fees paid	$5,030,858
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%

C000160736 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ISHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class C)	$160	1.60%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 0.34%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue and tobacco Master Settlement Agreement (MSA) sectors contributed to the Fund’s performance relative to its Benchmark. Security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure to and security selection among AAA- and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in Louisiana slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge	-0.63%	1.13%	2.11%
Invesco Short Duration High Yield Municipal Fund (Class C) —excluding sales charge	0.34%	1.13%	2.11%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	1.94%	3.08%
S&P Municipal Bond High Yield Index	-0.84%	2.19%	4.05%
S&P Municipal Bond Index	0.44%	0.65%	2.23%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,344,641,799
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 5,030,858
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,344,641,799
Total number of portfolio holdings	689
Total advisory fees paid	$5,030,858
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%

C000160737 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ISHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class Y)	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund, returned 1.36%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue and tobacco Master Settlement Agreement (MSA) sectors contributed to the Fund’s performance relative to its Benchmark. Security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure to and security selection among AAA- and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in Louisiana slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class Y)	1.36%	2.13%	2.98%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	1.94%	3.08%
S&P Municipal Bond High Yield Index	-0.84%	2.19%	4.05%
S&P Municipal Bond Index	0.44%	0.65%	2.23%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,344,641,799
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 5,030,858
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,344,641,799
Total number of portfolio holdings	689
Total advisory fees paid	$5,030,858
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%

C000160738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ISHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R5)	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the municipal bond market experienced elevated supply, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2025, Class R5 shares of the Fund, returned 1.46%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 0.85%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue and tobacco Master Settlement Agreement (MSA) sectors contributed to the Fund’s performance relative to its Benchmark. Security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure to and security selection among AAA- and AA-rated bonds also detracted from relative performance.‡ On a state level, security selection among bonds domiciled in Louisiana slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/30/15)
Invesco Short Duration High Yield Municipal Fund (Class R5)	1.46%	2.29%	3.08%
Custom Invesco Short Duration High Yield Municipal Index	0.85%	1.94%	3.08%
S&P Municipal Bond High Yield Index	-0.84%	2.19%	4.05%
S&P Municipal Bond Index	0.44%	0.65%	2.23%

Performance Inception Date	Sep. 30, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,344,641,799
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 5,030,858
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,344,641,799
Total number of portfolio holdings	689
Total advisory fees paid	$5,030,858
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.32%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.21%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.88%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.82%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.81%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.77%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.75%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2008 A, VRD RB, 2.20%, 10/01/2041	0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD RB, 2.45%, 08/01/2034	0.74%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.73%

C000120777 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	CPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R6)	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and tightening credit spreads. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 3.63%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the “Benchmark") returned 3.14%.
What contributed to performance?
Investment grade corporates | Security selection in the financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities and enhanced downside protection for bondholders.
Emerging market corporates | Sector allocation to emerging market corporates contributed to relative performance, driven by supportive market technicals and attractive yields thoughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
High yield retailers | An overweight allocation in the high yield retailers sub-sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R6)	3.63%	0.21%	2.75%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,313,439,274
Holdings Count | Holding	1,888
Advisory Fees Paid, Amount	$ 18,832,176
Investment Company Portfolio Turnover	531.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2025)
Fund net assets	$5,313,439,274
Total number of portfolio holdings	1,888
Total advisory fees paid	$18,832,176
Portfolio turnover rate	531%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 2.50%, 09/01/2055	4.65%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 09/01/2055	3.43%
U.S. Treasury Notes, 4.25%, 08/15/2035	3.15%
U.S. Treasury Notes, 3.88%, 07/31/2030	3.04%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.43%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2055	2.02%
U.S. Treasury Bonds, 4.75%, 05/15/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2055	1.95%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 09/01/2055	1.65%
* Excluding money market fund holdings, if any.

C000084406 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class A
Trading Symbol	VADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class A)	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its significant underweight allocation to information technology and communication services companies, which were among the best performers during the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.62%, which differed from the return of the Index, 9.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Palantir Technologies, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Enphase Energy, Inc., an information technology company, and Moderna, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge	2.62%	11.26%	10.41%
Invesco Equally-Weighted S&P 500 Fund (Class A) —excluding sales charge	8.62%	12.52%	11.04%
S&P 500® Equal Weight Index	9.16%	13.14%	11.62%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,844,557,154
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 7,155,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,844,557,154
Total number of portfolio holdings	508
Total advisory fees paid	$7,155,784
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.

C000084404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class C
Trading Symbol	VADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class C)	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its significant underweight allocation to information technology and communication services companies, which were among the best performers during the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2025, Class C shares of the Fund, excluding sales charge, returned 7.81%, which differed from the return of the Index, 9.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Palantir Technologies, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Enphase Energy, Inc., an information technology company, and Moderna, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge	6.78%	11.69%	10.39%
Invesco Equally-Weighted S&P 500 Fund (Class C) —excluding sales charge	7.81%	11.69%	10.39%
S&P 500® Equal Weight Index	9.16%	13.14%	11.62%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,844,557,154
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 7,155,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,844,557,154
Total number of portfolio holdings	508
Total advisory fees paid	$7,155,784
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.

C000084407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R
Trading Symbol	VADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its significant underweight allocation to information technology and communication services companies, which were among the best performers during the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2025, Class R shares of the Fund returned 8.34%, which differed from the return of the Index, 9.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Palantir Technologies, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Enphase Energy, Inc., an information technology company, and Moderna, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R)	8.34%	12.24%	10.76%
S&P 500® Equal Weight Index	9.16%	13.14%	11.62%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,844,557,154
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 7,155,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,844,557,154
Total number of portfolio holdings	508
Total advisory fees paid	$7,155,784
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.

C000120780 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R6
Trading Symbol	VADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its significant underweight allocation to information technology and communication services companies, which were among the best performers during the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 9.00%, which differed from the return of the Index, 9.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Palantir Technologies, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Enphase Energy, Inc., an information technology company, and Moderna, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R6)	9.00%	12.91%	11.44%
S&P 500® Equal Weight Index	9.16%	13.14%	11.62%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,844,557,154
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 7,155,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,844,557,154
Total number of portfolio holdings	508
Total advisory fees paid	$7,155,784
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.

C000084405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class Y
Trading Symbol	VADDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its significant underweight allocation to information technology and communication services companies, which were among the best performers during the period.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 8.89%, which differed from the return of the Index, 9.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the financials sector.
Positions | Palantir Technologies, Inc., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the materials sector.
Positions | Enphase Energy, Inc., an information technology company, and Moderna, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class Y)	8.89%	12.80%	11.31%
S&P 500® Equal Weight Index	9.16%	13.14%	11.62%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,844,557,154
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 7,155,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$6,844,557,154
Total number of portfolio holdings	508
Total advisory fees paid	$7,155,784
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arista Networks, Inc.	0.28%
Invesco Ltd.	0.27%
Wynn Resorts Ltd.	0.27%
Western Digital Corp.	0.27%
Generac Holdings, Inc.	0.27%
Newmont Corp.	0.26%
Las Vegas Sands Corp.	0.26%
C.H. Robinson Worldwide, Inc.	0.26%
Teradyne, Inc.	0.26%
Royal Caribbean Cruises Ltd.	0.26%
* Excluding money market fund holdings, if any.

C000222272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 Index Fund
Class Name	Class R6
Trading Symbol	IVNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 Index Fund (Class R6)	$32	0.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as mega-cap technology companies and other securities tied to the artificial intelligence theme remained supportive. The Fund underperformed the NASDAQ® Composite Index due to its overweight position and differentiated holdings in the industrials and consumer staples sectors.
• The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the "Index").
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 20.26%, which differed from the return of the Index, 20.52%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Technology sector, followed by the consumer discretionary sector.
Positions | Broadcom Inc., a technology company, and NVIDIA Corp., a technology company.
What detracted from performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | Adobe Inc., a technology company, and Regeneron Pharmaceuticals Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 Index Fund (Class R6)	20.26%	15.21%
Nasdaq-100® Index	20.52%	15.42%
NASDAQ® Composite Index	21.95%	13.75%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 176,522,380
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 104,868
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$176,522,380
Total number of portfolio holdings	106
Total advisory fees paid	$104,868
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.54%
Microsoft Corp.	8.45%
Apple, Inc.	7.78%
Amazon.com, Inc.	5.46%
Broadcom, Inc.	5.19%
Meta Platforms, Inc., Class A	3.60%
Netflix, Inc.	2.84%
Alphabet, Inc., Class A	2.78%
Tesla, Inc.	2.73%
Alphabet, Inc., Class C	2.62%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.54%
Microsoft Corp.	8.45%
Apple, Inc.	7.78%
Amazon.com, Inc.	5.46%
Broadcom, Inc.	5.19%
Meta Platforms, Inc., Class A	3.60%
Netflix, Inc.	2.84%
Alphabet, Inc., Class A	2.78%
Tesla, Inc.	2.73%
Alphabet, Inc., Class C	2.62%
* Excluding money market fund holdings, if any.

C000084427 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class Y
Trading Symbol	VAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class Y)	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2025, U.S. large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 20.39%. For the same time period, the Russell 1000® Growth Index (the "Benchmark") returned 22.58%. The Fund underperformed the Benchmark, due to a combination of portfolio sector allocation and stock selection. In particular, stock selection in the financials and information technology sectors were relative detractors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care, consumer staples and communication services sectors, as well as an overweight exposure in the financials sector.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Netflix, Inc. | The company benefited from the successful launch of their ad-supported model which keeps subscribers and earns them incremental revenue that is expected to exceed the reduced subscription cost.
What detracted from performance?
Eli Lilly and Co. | Eli Lilly saw volatile stock performance as prices for its GLP1 obesity drug came down due to competition. A competitor also signed an exclusive agreement with drug store chain CVS. We believe the market is contending with overall GLP1 sales that may not be as substantial as early indications unless pharma firms can resolve issues with muscle loss while taking the drugs. The investment team sold the position during the period.
Apple, Inc. | Apple postponed major AI features, including a significant Siri revamp, and has fallen behind in the AI race. The Trump tariffs and overall economic uncertainty also have weighed heavily on the stock. The position was reduced during the period.
Regeneron Pharmaceuticals, Inc. | Regeneron is a large cap biotech firm with a successful revenue generating ocular drug, several promising oncology products and a potential new agent to help reduce muscle loss when taken in conjunction with GLP1s for weight loss. The investment team sold the stock during the period as a high dose sequel to their ocular drug, meant to replace the existing drug facing a patent cliff, was going to be released much later than expected. Additionally, Regeneron was facing competitive pressure associated with their drug to combat muscle loss while taking GLP1s.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class Y)	20.39%	11.88%	15.47%
Russell 1000® Growth Index	22.58%	15.25%	17.92%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,720,710,294
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 92,067,676
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$17,720,710,294
Total number of portfolio holdings	60
Total advisory fees paid	$92,067,676
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.08%
Microsoft Corp.	9.14%
Meta Platforms, Inc., Class A	6.42%
Amazon.com, Inc.	6.36%
Broadcom, Inc.	4.40%
Apple, Inc.	3.81%
Alphabet, Inc., Class A	3.54%
Netflix, Inc.	2.87%
Visa, Inc., Class A	2.42%
Arista Networks, Inc.	2.40%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.